United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Quarter ended 3/31/09

Item 1.                      Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--89.7%
		Basic Industry - Chemicals--1.0%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$12,702
30,000		Praxair, Inc., 4.625%, 3/30/2015	29,510
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	83,424
		TOTAL	125,636
		Basic Industry - Metals & Mining--3.5%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	62,974
100,000		ArcelorMittal, 6.125%, 6/1/2018	72,505
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	70,550
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	76,451
50,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	44,940
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	43,955
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	75,187
		TOTAL	446,562
		Basic Industry - Paper--0.5%
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	67,024
		Capital Goods - Aerospace & Defense--3.6%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	115,778
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	142,625
115,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	118,018
75,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	74,383
		TOTAL	450,804
		Capital Goods - Building Materials--1.6%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	78,656
135,000		RPM International, Inc., 6.50%, 2/15/2018	119,130
		TOTAL	197,786
		Capital Goods - Diversified Manufacturing--4.2%
30,000		Harsco Corp., 5.75%, 5/15/2018	29,317
70,000		Hubbell, Inc., 5.95%, 6/1/2018	69,369
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	93,151
20,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	19,998
100,000		Roper Industries, Inc., 6.625%, 8/15/2013	101,423
50,000		Textron Financial Corp., 5.40%, 4/28/2013	30,582
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	23,138
75,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	77,468
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	82,089
		TOTAL	526,535
		Capital Goods - Environmental--1.7%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	125,833
25,000		Waste Management, Inc., 7.375%, 3/11/2019	25,694
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	68,583
		TOTAL	220,110
		Communications - Media & Cable--3.6%
75,000		Comcast Corp., 7.05%, 3/15/2033	70,404
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	112,655
170,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	176,076
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	90,539
		TOTAL	449,674
		Communications - Media Noncable--1.9%
75,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	75,739
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	82,500
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	79,946
		TOTAL	238,185
		Communications - Telecom Wireless--1.7%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	119,156
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,136
95,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	93,996
		TOTAL	218,288
		Communications - Telecom Wirelines--2.8%
125,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	123,533
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	40,864
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	82,976
100,000		Verizon Communications, Inc., 6.10%, 4/15/2018	99,806
		TOTAL	347,179
		Consumer Cyclical - Automotive--2.0%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	47,491
125,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	114,628
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	90,947
		TOTAL	253,066
		Consumer Cyclical - Entertainment--1.4%
100,000		International Speedway Corp., 4.20%, 4/15/2009	99,946
75,000		Time Warner, Inc., 5.50%, 11/15/2011	74,615
		TOTAL	174,561
		Consumer Cyclical - Lodging--0.5%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	63,796
		Consumer Cyclical - Retailers--2.1%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	38,106
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	170,189
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	52,861
		TOTAL	261,156
		Consumer Non-Cyclical Food/Beverage--4.0%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	80,382
125,000		General Mills, Inc., Note, 5.70%, 2/15/2017	128,221
125,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	131,698
50,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	50,294
125,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	114,602
		TOTAL	505,197
		Consumer Non-Cyclical Health Care--0.5%
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	71,406
		Consumer Non-Cyclical Products--1.2%
35,000		Philips Electronics NV, 5.75%, 3/11/2018	34,550
140,000		Whirlpool Corp., 5.50%, 3/1/2013	115,384
		TOTAL	149,934
		Consumer Non-Cyclical Supermarkets--0.8%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	101,447
		Consumer Non-Cyclical Tobacco--1.4%
65,000		Altria Group, Inc., 9.25%, 8/6/2019	69,775
100,000		Philip Morris International, Inc., 5.65%, 5/16/2018	100,137
		TOTAL	169,912
		Energy - Independent--3.6%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	111,087
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	132,031
85,727	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	68,153
25,000		XTO Energy, Inc., 6.375%, 6/15/2038	22,188
55,000		XTO Energy, Inc., 6.75%, 8/1/2037	50,705
70,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	69,175
		TOTAL	453,339
		Energy - Integrated--2.1%
100,000		Hess Corp., 7.00%, 2/15/2014	102,900
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	96,702
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	64,383
		TOTAL	263,985
		Energy - Oil Field Services--0.6%
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	72,218
		Energy - Refining--0.9%
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	112,519
		Financial Institution - Banking--4.0%
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	109,136
75,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	74,330
125,000		Popular North America, Inc., 5.65%, 4/15/2009	124,898
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	73,608
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	50,147
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	68,795
		TOTAL	500,914
		Financial Institution - Brokerage--4.9%
110,000		Blackrock, Inc., 6.25%, 9/15/2017	107,303
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	8,598
75,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	70,480
125,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	105,112
140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	133,920
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	31,720
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	24,830
115,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	104,118
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	33,129
		TOTAL	619,210
		Financial Institution - Finance Noncaptive--0.8%
30,000		Capital One Capital IV, 6.745%, 2/17/2037	10,251
75,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 7.80%, 5/10/2017	13,965
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	20,500
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	53,940
		TOTAL	98,656
		Financial Institution - Insurance - Health--1.8%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	77,532
75,000		Anthem, Inc., 6.80%, 8/1/2012	76,902
25,000		CIGNA Corp., 6.35%, 3/15/2018	21,499
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	47,416
		TOTAL	223,349
		Financial Institution - Insurance - Life--1.8%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	51,587
100,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	94,301
100,000		Prudential Financial, Inc., 5.15%, 1/15/2013	76,420
		TOTAL	222,308
		Financial Institution - Insurance - P&C--3.7%
30,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	28,026
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	100,908
125,000		CNA Financial Corp., 6.50%, 8/15/2016	89,594
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	61,281
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	96,472
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	12,993
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	73,999
		TOTAL	463,273
		Financial Institution - REITs--3.0%
100,000		AMB Property LP, 6.30%, 6/1/2013	74,326
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	47,858
100,000		Liberty Property LP, 6.625%, 10/1/2017	69,959
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	81,221
50,000		Simon Property Group LP, 6.125%, 5/30/2018	39,923
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	63,855
		TOTAL	377,142
		Sovereign--0.6%
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	75,381
		Technology--3.3%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	89,979
75,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	66,140
50,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	46,954
45,000		Harris Corp., 5.95%, 12/1/2017	40,008
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	94,667
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	78,964
		TOTAL	416,712
		Transportation - Airlines--0.5%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	60,111
		Transportation - Railroads--3.0%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	72,508
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	85,415
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	101,756
125,000		Union Pacific Corp., 4.875%, 1/15/2015	119,139
		TOTAL	378,818
		Transportation - Services--1.9%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	64,161
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	100,772
75,000		Ryder System, Inc., 5.95%, 5/2/2011	75,025
		TOTAL	239,958
		Utility - Electric--8.8%
50,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	51,713
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	58,081
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	70,108
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	95,979
50,000		Dominion Resources, Inc., 8.875%, 1/15/2019	56,794
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	43,144
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	128,004
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	56,944
125,000		FirstEnergy Corp., 6.45%, 11/15/2011	125,200
87,306	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	81,593
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	35,191
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	132,378
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	30,794
100,000		Union Electric Co., 6.00%, 4/1/2018	92,948
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	51,443
		TOTAL	1,110,314
		Utility - Natural Gas Distributor--1.1%
125,000		Atmos Energy Corp., 4.95%, 10/15/2014	112,952
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	23,993
		TOTAL	136,945
		Utility - Natural Gas Pipelines--3.3%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	72,486
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	73,593
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	88,586
75,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	82,522
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	94,565
		TOTAL	411,752
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,807,693)	11,275,162
		GOVERNMENTS/AGENCIES--7.2%
		Sovereign--7.2%
500,000		Brazil, Government of, 6.00%, 1/17/2017	500,000
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	206,850
206,000		United Mexican States, 6.75%, 9/27/2034	195,700
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $891,299)	902,550
		U.S. TREASURY--0.1%
20,000	[3]	United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $21,436)	21,431
		MUTUAL FUND--2.0%
250,570	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	250,570
		TOTAL INVESTMENTS – 99.0% (IDENTIFIED COST $13,970,998)[6]	12,449,713
		OTHER ASSETS AND LIABILITIES – NET – 1.0%[7]	129,120
		TOTAL NET ASSETS – 100%	$12,578,833

At March 31, 2009, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	8U.S. Treasury Note Long Futures	8	$992,625	June 2009	$21,649
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities-Net”.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $947,498, which represented 7.5% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”).  At March 31, 2009, these liquid restricted securities amounted to $947,498, which represented 7.5% of total net assets.

3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
4	Affiliated company.
5	7-Day net yield.
6
At March 31, 2009, the cost of investments for federal tax purposes was $13,970,998. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,521,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,646,968.

7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note:	The categories of investments are shown as a percentage of net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 250,570	$ 21,649
Level 2 – Other Significant Observable Inputs	12,199,143	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 12,449,713	$ 21,649

*Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Federated High Yield Strategy Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		MUTUAL FUND—92.3%
112,225	[1]	High Yield Bond Portfolio	$530,822
		TOTAL INVESTMENTS—92.3% (IDENTIFIED COST $538,010)[2]	530,822
		OTHER ASSETS AND LIABILITIES – NET—7.7%[3]	44,071
		TOTAL NET ASSETS—100%	$574,893

1	Affiliated company.
2
At March 31, 2009, the cost of investments for federal tax purposes was $538,010. The net unrealized depreciation of investments for federal tax purposes was $7,188. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $7,188.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 530,822
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 530,822

Federated Mortgage Strategy Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		MUTUAL FUNDS—100.0%[1]
1,100,854		Federated Mortgage Core Portfolio	$11,041,565
110,325	[2]	Government Obligations Fund, Institutional Shares, 0.39%	110,325
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $10,900,364)[3]	11,151,890
		OTHER ASSETS AND LIABILITIES – NET—(0.0)%[4]	(5,043)
		TOTAL NET ASSETS—100%	$11,146,847

1	Affiliated companies.
2	7-Day net yield.
3
At March 31, 2009, the cost of investments for federal tax purposes was $10,900,364. The net unrealized appreciation of investments for federal tax purposes was $251,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $251,526.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 11,151,890
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 11,151,890

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009